Financial assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 2,054,267	R$ 2,195,161
Current	60,668	363,554
Non-current	R$ 1,993,599	1,831,607
October Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Financial institution	Banco Itaú Unibanco S.A.
Interest rate	CDI + 1.90% p.y.
Maturity	October 2025
Loans and financing		309,496
July Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Financial institution	FINEP
Interest rate	TJLP p.y.
Maturity	July 2027
Loans and financing	R$ 5,262	8,209
April Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Financial institution	Softbank
Interest rate	6.5% p.y.
Maturity	April 2026
Loans and financing		845,492
January Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Financial institution	Debentures
Interest rate	CDI + 1.80% p.y.
Maturity	January 2028
Loans and financing		526,946
April Twenty Thirty [Member]
IfrsStatementLineItems [Line Items]
Financial institution	IFC
Interest rate	CDI + 1.05% p.y.
Maturity	April 2030
Loans and financing	R$ 510,672	505,018
October Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Financial institution	Commercial notes
Interest rate	CDI + 0.70% p.y.
Maturity	October 2028
Loans and financing	R$ 512,678
October Twenty Thirty [Member]
IfrsStatementLineItems [Line Items]
Financial institution	Commercial notes
Interest rate	CDI + 0.85% p.y.
Maturity	October 2030
Loans and financing	R$ 1,025,655